10. Trade and other receivables (Details 2) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Opening balance	$ 2,331	$ 4,305
Additions	160	217
Write-offs	(1)	(1,241)
Reversals	(21)
Transfer of assets held for sale		(871)
Cumulative translation adjustment	(288)	(79)
Closing balance	2,181	2,331
Current	939	1,103
Non-current	$ 1,242	$ 1,228